PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment
Property and equipment, Gross	¥ 3,130,576		¥ 3,300,404		$ 491,256
Less: accumulated depreciation	(1,244,914)		(1,001,459)		(195,354)
Less: impairment	(80,561)		(228,487)		(12,642)
Property, Plant and Equipment, Net	1,805,101		2,070,458		283,260
Depreciation	465,237	$ 73,006	483,279	¥ 411,713
Impairment loss	80,561	12,642	228,487
Luckin Coffee EXPRESS
Property and equipment
Impairment loss	53,957	8,467	54,179
Impairment provision written off	222	35
Self-operating stores
Property and equipment
Impairment loss	0		117,778
Impairment provision written off	117,778	18,482
Store operating equipment
Property and equipment
Property and equipment, Gross	1,260,623		1,287,211		197,819
Impairment loss	26,543	4,165	9,834
Impairment provision written off	707	111
Leasehold improvements
Property and equipment
Property and equipment, Gross	873,449		1,048,351		137,063
Office equipment and others
Property and equipment
Property and equipment, Gross	105,721		97,322		16,590
Office Building
Property and equipment
Property and equipment, Gross	798,657		675,488		125,327
Mechanical equipment
Property and equipment
Property and equipment, Gross	77,072				12,094
Construction in progress
Property and equipment
Property and equipment, Gross	15,054		192,032		$ 2,363
Luckin Pop Mini
Property and equipment
Impairment loss	61	10	¥ 46,696
Impairment provision written off	¥ 46,635	$ 7,318